CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,562)	$ (3,562)	$ (5,329)
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	(89)	(76)	232
Reclassification adjustments for gains from derivatives included in net income	30	(19)	(130)
Total other comprehensive income (loss)	(59)	(95)	102
Total comprehensive loss	$ (1,621)	$ (3,657)	$ (5,227)